Provision For Tax, Civil And Labor Risks (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of other provisions [line items]
Schedule of detailed information about other provisions

The Company is party to tax, labor and civil lawsuits. Management believes, based on the opinion of its legal counsel, that the provision for tax, civil and labor risks are sufficient to cover potential losses. This provision is broken down as follows:

	June 30, 2020	December 31, 2019
Tax	876,036	127,842
Civil	180,491	30,653
Labor	257,241	61,571
Total	1,313,768	220,066

Judicial deposits (note 12)	(228,002)	(60,272)

Current	127,825	18,650
Noncurrent	1,185,943	201,416

Schedule of detailed information about changes In other provisions and deposits

The changes in the provision for tax, civil and labor risks and contingent liabilities is presented below:

	Tax		Civil		Labor
	Provision	Deposits	Provision	Deposits	Provision	Deposits
Balance at beginning of year	127,842	(54,059)	30,653	(426)	61,571	(5,787)
Acquisition of subsidiary (1)	657,647	(155,219)	51,263	(4,898)	164,091	(27,329)
Additions	78,727	(198)	99,774	(2,648)	21,388	(5,362)
Reversals	(29,946)	10,208	(24,371)	1,022	1,105	2,546
Payments	(52,412)	-	(10,703)	3,549	(21,470)	5,244
Inflation adjustment	2,274	(2,516)	2,802	(10)	3,553	(92)
Translation effects (other comprehensive income)	92,145	2,533	31,103	344	26,166	263
Other movements	(241)	4,584	(30)	562	837	(313)
Balance on June 30, 2020	876,036	(194,667)	180,491	(2,505)	257,241	(30,830)

Schedule of contingent liabilities

As of June 30, 2020, the total amounts under discussion for which a negative outcome is considered possible, due to the nature of the claims, is as follows:

	June 30, 2020	December 31, 2019
Tax	8,715,657	3,503,392
Civil	144,151	61,532
Labor	208,062	77,295
Total contingent liabilities	9,067,870	3,642,219
Judicial deposits (note 12)	(242,817)	(136,258)